Annual Fund Operating Expenses	0 Months Ended
	Aug. 19, 2011
(PIMCO Strategic Markets Fund - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.19%
(PIMCO Strategic Markets Fund - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.95%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.94%
(PIMCO Strategic Markets Fund - Retail) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.45%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.44%
(PIMCO Strategic Markets Fund - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.19%
(PIMCO Strategic Markets Fund - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.95%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.94%
(PIMCO Strategic Markets Fund - Retail) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.45%
Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.44%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.10%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.09%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class D
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.19%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.84%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO International Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.94%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.10%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.09%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class D
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.19%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.84%
(PIMCO Strategic Markets Fund - Institutional) | (PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund) | Class P
Operating Expenses:
Management Fees (as a percentage of Assets)	0.94%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.94%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.